Consolidated balance sheets (CHF) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Assets (CHF million)
Cash and due from banks	68,692		61,763
of which reported at fair value	527		569
Interest-bearing deposits with banks	1,515		1,945
of which reported at fair value	311		627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	160,022		183,455
of which reported at fair value	96,587		113,664
Securities received as collateral, at fair value	22,800		30,045
of which encumbered	17,964		17,767
Trading assets, at fair value	229,413		256,399
of which encumbered	72,976		70,948
Investment securities	2,987		3,498
of which reported at fair value	2,987		3,498
Other investments	10,329		12,022
of which reported at fair value	7,596		8,994
Net loans	247,054		242,223
of which reported at fair value	19,457		20,000
of which encumbered	638		535
allowance for loan losses	(869)		(922)
Premises and equipment	5,091		5,618
Goodwill	7,999		8,389
Other intangible assets	210		243
of which reported at fair value	42		43
Brokerage receivables	52,045		45,768
Other assets	63,065		72,912
of which reported at fair value	31,518		37,275
of which encumbered	722		1,495
Assets of discontinued operations held-for-sale	1,584
Total assets	872,806		924,280
Liabilities and equity (CHF million)
Due to banks	23,108		31,014
of which reported at fair value	1,450		3,413
Customer deposits	333,089		308,312
of which reported at fair value	3,252		4,643
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	94,032		132,721
of which reported at fair value	76,104		108,784
Obligation to return securities received as collateral, at fair value	22,800		30,045
Trading liabilities, at fair value	76,635		90,816
Short-term borrowings	20,193		18,641
of which reported at fair value	6,053		4,513
Long-term debt	130,042		148,134
of which reported at fair value	63,369		65,384
Brokerage payables	73,154		64,676
Other liabilities	51,447		57,637
of which reported at fair value	21,973		26,871
Liabilities of discontinued operations held-for-sale	1,140
Total liabilities	825,640		881,996
Common shares	64		53
Additional paid-in capital	27,853		23,636
Retained earnings	30,261		28,171
Treasury shares, at cost	(139)		(459)
Accumulated other comprehensive income/(loss)	(15,875)		(15,903)
Total shareholders' equity	42,164		35,498
Noncontrolling interests	5,002		6,786
Total equity	47,166		42,284
Total liabilities and equity	872,806		924,280
Additional share information
Par value (in CHF per share)	0.04		0.04
Authorized shares (in shares)	2,269,616,660	[1]	2,118,134,039	[1]
Issued shares (in shares)	1,596,119,349		1,320,829,922
Treasury shares (in shares)	5,183,154		27,036,831
Common shares outstanding (in shares)	1,590,936,195	[2]	1,293,793,091	[3]
Consolidated VIEs
Assets (CHF million)
Cash and due from banks	952		1,750
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,959		117
Trading assets, at fair value	3,610		4,697
Investment securities	100		23
Other investments	1,983		2,289
Net loans	4,207		6,053
Premises and equipment	513		581
Other assets	14,330		14,536
Liabilities and equity (CHF million)
Customer deposits	265		247
Trading liabilities, at fair value	93		125
Short-term borrowings	4,286		9,582
Long-term debt	12,992		14,532
Other liabilities	710		1,228
Bank
Assets (CHF million)
Cash and due from banks	68,077		61,376
of which reported at fair value	527		569
Interest-bearing deposits with banks	3,385		3,719
of which reported at fair value	311		627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	160,013		183,446
of which reported at fair value	96,587		113,664
Securities received as collateral, at fair value	22,800		30,045
of which encumbered	17,964		17,767
Trading assets, at fair value	229,736		256,602
of which encumbered	72,976		70,948
Investment securities	1,627		1,939
of which reported at fair value	1,627		1,939
Other investments	10,207		11,816
of which reported at fair value	7,590		8,892
Net loans	231,157		227,498
of which reported at fair value	19,457		20,000
of which encumbered	638		535
allowance for loan losses	(691)		(721)
Premises and equipment	4,895		5,416
Goodwill	7,121		7,510
Other intangible assets	210		243
of which reported at fair value	42		43
Brokerage receivables	52,044		45,768
Other assets	61,556		72,782
of which reported at fair value	31,518		37,259
of which encumbered	722		1,495
Assets of discontinued operations held-for-sale	1,584
Total assets	854,412		908,160
Liabilities and equity (CHF million)
Due to banks	23,147		30,574
of which reported at fair value	1,460		3,431
Customer deposits	321,851		297,690
of which reported at fair value	3,241		4,626
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	94,032		132,721
of which reported at fair value	76,104		108,784
Obligation to return securities received as collateral, at fair value	22,800		30,045
Trading liabilities, at fair value	76,812		91,091
Short-term borrowings	20,193		14,838
of which reported at fair value	6,053		4,513
Long-term debt	126,641		146,997
of which reported at fair value	61,853		64,774
Brokerage payables	73,154		64,676
Other liabilities	51,079		57,367
of which reported at fair value	21,971		26,799
Liabilities of discontinued operations held-for-sale	1,140
Total liabilities	810,849		865,999
Common shares	4,400		4,400
Additional paid-in capital	34,617		28,686
Retained earnings	15,169		13,637
Accumulated other comprehensive income/(loss)	(14,194)		(11,956)
Total shareholders' equity	39,992		34,767
Noncontrolling interests	3,571		7,394
Total equity	43,563		42,161
Total liabilities and equity	854,412		908,160
Additional share information
Par value (in CHF per share)	1.00	[4]	100	[4]
Issued shares (in shares)	4,399,665,200	[4]	43,996,652	[4]
Common shares outstanding (in shares)	4,399,665,200	[4]	43,996,652	[4]
Bank | Consolidated VIEs
Assets (CHF million)
Cash and due from banks	952		1,750
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,959		117
Trading assets, at fair value	3,610		4,697
Investment securities	100		23
Other investments	1,983		2,289
Net loans	4,207		6,053
Premises and equipment	481		546
Other assets	14,329		14,508
Liabilities and equity (CHF million)
Customer deposits	265		247
Trading liabilities, at fair value	93		125
Short-term borrowings	4,286		5,779
Long-term debt	12,992		14,532
Other liabilities	710		1,164

[1]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[2]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 661,049,598 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for capital instruments.
[3]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 771,499,654 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 732,326,910 of these shares were reserved for capital instruments (including MACCS).
[4]	The Bank's total share capital is fully paid and consists of 4'399'665'200 and 43'996'652 registered shares as of December 31, 2013 and 2012, respectively. The increase in the number of shares reflects the split of the par value per share from CHF 100 to CHF 1 effective November 19, 2013. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.